Accounts payable (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts Payable - Schedule of Accounts Payable

The accounts payable balance consisted of the following:

	As at December 31,	As at December 31,
USD'000	2023	2022
Trade creditors	3,568	5,207
Accounts payable to Board Members	826	353
Accounts payable to other related parties	104	70
Accounts payable to underwriters, promoters, and employees	4,200	3,918
Other accounts payable	4,165	3,853
Total accounts payable	12,863	13,401